Disclosures about fair value of financial instruments - Narrative (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term and long-term debt	$ 1,157,482
Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term and long-term debt	$ 1,156,576